Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Allowance and Accrual Activties

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

(in thousands):	Returns	Co-pay assistance program	Prompt pay discounts	Government and payor rebates	Total
Balance at December 31, 2021	$43	$101	$48	$54	$246
Provision related to current period sales	8	503	16	164	691
Credit or payments made during the period	(5)	(400)	(23)	(149)	(577)
Balance at September 30, 2022	$46	$204	$41	$69	$360

Balance at December 31, 2022	$48	$9	$5	$20	$82
Provision related to current period sales	4	156	3	266	429
Credit or payments made during the period	-	(145)	(2)	(231)	(378)
Balance at September 30, 2023	$52	20	6	55	133

An analysis of the changes in product revenue allowances and reserves is summarized as follows:

		Co-pay	Prompt	Government
		assistance	pay	and payor
(in thousands):	Returns	program	discounts	rebates	Total
Balance at December 31, 2020	$217	$52	$15	$43	$327
Provision related to current period sales	6	423	40	168	637
Credit or payments made during the period	(180)	(374)	(7)	(157)	(718)
Balance at December 31, 2021	$43	$101	$48	$54	$246
Provision related to current period sales	10	574	19	210	813
Credit or payments made during the period	(5)	(666)	(62)	(244)	(977)
Balance at December 31, 2022	$48	$9	$5	$20	$82